Condensed Consolidated Statement of Equity (Deficit) (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Distribution declared to parent, per share amount	$ 2.52	$ 0.04	$ 0.02
Net foreign currency translation gains, net of tax	$ 125	$ 143	$ 130	$ 173
Net deferred losses on cash flow hedges, net of tax	0	(1)	(1)	(2)
Unrealized loss related to net actuarial losses and prior service costs for the Company's defined benefit pension and postretirement benefit plans, net of tax	$ (215)	$ (219)	$ (112)	$ (83)